EQUITY TRANSACTIONS (Narrative) (Details) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Jun. 27, 2022 $ / shares shares	May 31, 2022 shares	Apr. 05, 2021 USD ($) $ / shares shares	Jun. 30, 2022 Vote $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 27, 2022 $ / shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares				2,000,000,000
Ordinary shares, par value per share | $ / shares				$ 0.00005
Options exercise price per share | $ / shares					$ 0.2	$ 0.00
Issuance of ordinary shares from exercise of share options, shares				15,752,320	3,508,990
Aggregate consideration from shares issued from exercise of stock options | $					$ 2,548
Issue of shares related to restricted stock units incentive plan					28,884,300
Number of Class A ordinary shares equivalent to preference share				10,000
Mr. Man San Vincent Law
Class of Stock [Line Items]
Value of shares issued | $			$ 65,000
Number of shares issued during period			65,000
Share price | $ / shares			$ 1.0
Minimum | Mr. Man San Vincent Law
Class of Stock [Line Items]
Voting power (in percent)				17.66%
Maximum | Mr. Man San Vincent Law
Class of Stock [Line Items]
Voting power (in percent)				48.78%
Series A Warrants
Class of Stock [Line Items]
Exercise price of warrant | $ / shares							$ 1.10
Series B Warrants
Class of Stock [Line Items]
Exercise price of warrant | $ / shares							$ 1.00
Private Placement
Class of Stock [Line Items]
Combined purchase price of each ADS and accompanying Warrants | $ / shares	$ 1.00
Combined purchase price of each Pre-Funded Warrant and accompanying Warrants | $ / shares	0.99
Exercise price of warrant | $ / shares	$ 0.01
Class A Ordinary shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares				1,599,935,000		1,599,935,000
Ordinary shares, par value per share | $ / shares				$ 0.00005	$ 0.00005	$ 0.00005
Private placement, ordinary shares issued					85,572,963
Ordinary shares issued				853,869,320	604,330,240	710,078,070
Ordinary shares, shares outstanding				853,869,320	604,330,240	710,078,070
Number of shares issued during period					3,508,990
Issuance of ordinary shares from exercise of share options, shares					32,393,290
Shares issued for asset acquisition		15,752,320		16,038,930	56,236,295
Aggregate consideration from shares issued from exercise of stock options | $					$ 2,496
Ordinary Stock, Number Of Votes Per Share | Vote				1
Class A Ordinary shares | Business combinations
Class of Stock [Line Items]
Number of shares issued during period					56,236,295
Class A Ordinary shares | Private Placement
Class of Stock [Line Items]
Number of shares issued during period					85,572,963
Class B Ordinary shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares				400,000,000		400,000,000
Ordinary shares, par value per share | $ / shares				$ 0.00005		$ 0.00005
Ordinary shares issued				99	99	99
Ordinary shares, shares outstanding				99	99	99
Ordinary Stock, Number Of Votes Per Share | Vote				10
Class A preference shares
Class of Stock [Line Items]
Private placement, ordinary shares issued					65,000
Preferred stock shares authorized				65,000		65,000
Number of Class A ordinary shares equivalent to preference share				10,000
ADS | Private Placement
Class of Stock [Line Items]
Number of shares issued during period	11,200,000
ADS | Private Placement | Prefunded Warrants
Class of Stock [Line Items]
Warrants offered to purchase shares	4,800,000
ADS | Private Placement | Series A Warrants
Class of Stock [Line Items]
Warrants offered to purchase shares	16,000,000
ADS | Private Placement | Series B Warrants
Class of Stock [Line Items]
Warrants offered to purchase shares	16,000,000